Property and Equipment (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment
Equipment	$ 31,362		$ 2,657
Less: accumulated depreciation	(5,872)		(664)
Equipment, net	25,490		1,993
Depreciation	$ 5,207	$ 221	$ 664	$ 0